9. EARNINGS PER SHARE (Details) (USD $)	12 Months Ended		109 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Earnings Per Share Details
Net loss used in the computation of basic and diluted earnings per share	(20,706,448)		(478,170)
Weighted average shares outstanding - basic	42,871,414	32,500,000	32,500,000
Common stock equivalents
Total weighted average shares outstanding - diluted	42,871,414		32,500,000
Basic Net earnings	$ (0.48)	$ (0.01)	$ (0.01)
Diluted Net earnings	$ (0.48)	$ (0.01)	$ (0.01)